Net Loss per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss per Share Attributable to Common Stockholders
Schedule of Basic and Diluted Loss Per Share Attributable to Common Stockholders

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net loss attributable to common stockholders	$(2,170,368)	$(2,922,286)	$(4,717,818)	$(4,614,348)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	6,757,320	4,653,317	5,897,089	4,601,788

Net loss per share attributable to common stockholders	$(0.32)	$(0.63)	$(0.80)	$(1.00)

	For the years ended December 31,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(12,091,540)	$(9,057,163)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	4,732,774	3,767,472

Net loss per share attributable to common stockholders	$(2.55)	$(2.40)

Schedule of Anti-Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share

	June 30,	June 30,
	2023	2022
Options, RSUs, and grants	642,927	718,351
Warrants	5,017,180	1,278,153
Total	5,660,107	1,996,504

	For the years ended December 31,
	2022	2021
Options, RSUs, and grants	744,373	555,581
Warrants	1,676,118	1,729,093
Total dilutive securities	2,420,491	2,284,674